UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08934

Voya Strategic Allocation Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated, 300 East Lombard Street, Baltimore MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2020 to June 30, 2020

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2020

Classes I and S

Strategic Allocation Funds-of-Funds

■	Voya Strategic Allocation Conservative Portfolio
■	Voya Strategic Allocation Moderate Portfolio
■	Voya Strategic Allocation Growth Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-800-283-3427. Your election to receive reports in paper will apply to all the funds in which you invest.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT voyainvestments.com

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Portfolios’ complete schedule of portfolio holdings is available: on www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT’S LETTER

Dear Shareholder,

The U.S. Federal Reserve Board’s (“Fed”) massive policy response to the COVID-19 pandemic helped stabilize the economy; as distancing restrictions eased and people began returning to work, economic data began to signal a potential turnaround. After tumbling toward bear market territory in the first quarter of 2020, U.S. stocks staged a turnaround in the second quarter, posting their strongest quarterly performance in 20 years. For the six- and twelve-month periods ended June 30, 2020, the S&P 500® Index(1) returned -3.08% and 7.51%, respectively — both results were better than many had expected.

In our view, the financial markets are signaling potential for improvement; yet it is difficult to recognize in real time, given the increasing number of COVID-19 cases in the United States. We believe the U.S. will contain the virus well enough to avoid another widespread lockdown and double-dip recession. Current economic data are improving, and given how high unemployment is, U.S. consumers seem fairly resilient with payrolls, auto sales and new home sales all rising. Should the phased re-openings proceed mostly as planned, we expect these trends to continue. If there is another shock, virus-related or otherwise, we think the Fed and Congress will put sufficiently supportive policies in place to promote economic and asset-price growth.

Keeping mindful of heightened economic and market uncertainty remains the cornerstone of Voya’s approach to investing. In the first half of 2020 alone, we have seen how quickly markets can take turns for the worse and for the better. In our view, the most likely path to realizing long-term investment goals is to diversify one’s portfolio as broadly as possible, without seeking to capture gains or sidestep losses by timing the markets. The risk-return tradeoffs your investment advisor built into your portfolio are intended to achieve long-term investment goals; in our opinion, they should not be undone for any shorter-term considerations.

While we are humble and realistic in the face of the challenges ahead, we believe we are well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Dina Santoro
President
Voya Family of Funds
July 29, 2020

(1)	The S&P 500® Index is an index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 through June 30, 2020. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2020**	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2020**
Voya Strategic Allocation Conservative Portfolio
Class I	$1,000.00	$976.40	0.25%	$1.23	$1,000.00	$1,023.62	0.25%	$1.26
Class S	1,000.00	976.10	0.50	2.46	1,000.00	1,022.38	0.50	2.51
Voya Strategic Allocation Moderate Portfolio
Class I	$1,000.00	$959.80	0.29%	$1.41	$1,000.00	$1,023.42	0.29%	$1.46
Class S	1,000.00	958.70	0.54	2.63	1,000.00	1,022.18	0.54	2.72
Voya Strategic Allocation Growth Portfolio
Class I	$1,000.00	$936.90	0.27%	$1.30	$1,000.00	$1,023.52	0.27%	$1.36
Class S	1,000.00	935.80	0.52	2.50	1,000.00	1,022.28	0.52	2.61

*	The annualized expense ratios do not include expenses of the underlying funds.
**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2020 (UNAUDITED)

	Voya Strategic Allocation Conservative Portfolio	Voya Strategic Allocation Moderate Portfolio	Voya Strategic Allocation Growth Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$52,424,346	$104,991,658	$107,277,635
Investments in unaffiliated underlying funds at fair value**	8,954,703	10,980,418	11,801,614
Cash	50,365	307,897	334,201
Cash collateral for futures	—	1,192,931	1,506,794
Receivables:
Investments in affiliated underlying funds sold	40,764	—	—
Fund shares sold	37,239	75,045	56,469
Interest	116	139	156
Prepaid expenses	696	1,352	1,370
Reimbursement due from Investment Adviser	10,640	3,581	6,900
Other assets	7,837	14,235	13,910
Total assets	61,526,706	117,567,256	120,999,049

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	70	2,248	3,834
Payable for fund shares redeemed	43,841	1,133	4,928
Payable for investment management fees	10,860	19,503	20,150
Payable for distribution and shareholder service fees	654	275	513
Payable for directors fees	307	588	599
Payable to directors under the deferred compensation plan (Note 6)	7,837	14,235	13,910
Other accrued expenses and liabilities	48,211	76,275	69,553
Total liabilities	111,780	114,257	113,487
NET ASSETS	$61,414,926	$117,452,999	$120,885,562

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$59,958,213	$112,362,751	$117,789,446
Total distributable earnings	1,456,713	5,090,248	3,096,116
NET ASSETS	$61,414,926	$117,452,999	$120,885,562

* Cost of investments in affiliated underlying funds	$49,018,568	$97,935,725	$99,771,622
** Cost of investments in unaffiliated underlying funds	$8,615,584	$11,624,604	$12,719,065

Class I	$58,233,646	$116,111,670	$118,377,022
Net assets	100,000,000	100,000,000	100,000,000
Shares authorized	$0.001	$0.001	$0.001
Par value	4,896,223	8,965,123	9,148,997
Shares outstanding	$11.89	$12.95	$12.94
Net asset value and redemption price per share

Class S	$3,181,280	$1,341,329	$2,508,540
Net assets	100,000,000	100,000,000	100,000,000
Shares authorized	$0.001	$0.001	$0.001
Par value	269,877	104,028	195,670
Shares outstanding	$11.79	$12.89	$12.82
Net asset value and redemption price per share

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2020 (UNAUDITED)

	Voya Strategic Allocation Conservative Portfolio	Voya Strategic Allocation Moderate Portfolio	Voya Strategic Allocation Growth Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$612,327	$801,945	$533,023
Dividends from unaffiliated underlying funds	48,731	140,892	199,018
Interest	379	1,051	1,132
Total investment income	661,437	943,888	733,173

EXPENSES:
Investment management fees	62,373	121,311	127,618
Distribution and shareholder service fees:
Class S	4,071	1,984	3,202
Transfer agent fees (Note 6):
Class I	29,774	54,371	63,776
Class S	1,677	749	1,404
Shareholder reporting expense	5,460	10,920	10,556
Professional fees	12,558	22,750	23,114
Custody and accounting expense	6,370	8,736	8,190
Directors fees	1,228	2,351	2,394
Miscellaneous expense	4,559	6,158	6,086
Interest expense	81	—	68
Total expenses	128,151	229,330	246,408
Waived and reimbursed fees	(46,778)	(56,060)	(80,503)
Net expenses	81,373	173,270	165,905
Net investment income	580,064	770,618	567,268

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(1,723,424)	(449,369)	(1,619,785)
Sale of unaffiliated underlying funds	53,361	178,390	(728,456)
Capital gain distributions from affiliated underlying funds	—	—	67,801
Futures	—	(192,639)	(200,238)
Net realized loss	(1,670,063)	(463,618)	(2,480,678)
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(662,611)	(3,772,889)	(3,872,925)
Unaffiliated underlying funds	166,993	(2,068,479)	(2,909,333)
Futures	—	173,091	211,024
Net change in unrealized appreciation (depreciation)	(495,618)	(5,668,277)	(6,571,234)
Net realized and unrealized loss	(2,165,681)	(6,131,895)	(9,051,912)
Decrease in net assets resulting from operations	$(1,585,617)	$(5,361,277)	$(8,484,644)

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Strategic Allocation Conservative Portfolio		Voya Strategic Allocation Moderate Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$580,064	$1,544,138	$770,618	$2,565,842
Net realized gain (loss)	(1,670,063)	2,257,395	(463,618)	7,831,258
Net change in unrealized appreciation (depreciation)	(495,618)	4,601,497	(5,668,277)	11,512,947
Increase (decrease) in net assets resulting from operations	(1,585,617)	8,403,030	(5,361,277)	21,910,047

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class I	(3,640,113)	(4,621,699)	(8,476,314)	(11,764,803)
Class S	(193,236)	(221,487)	(93,821)	(178,631)
Total distributions	(3,833,349)	(4,843,186)	(8,570,135)	(11,943,434)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,466,391	9,347,184	2,973,118	6,197,277
Reinvestment of distributions	3,833,349	4,843,186	8,570,135	11,943,434
	8,299,740	14,190,370	11,543,253	18,140,711
Cost of shares redeemed	(5,996,879)	(12,110,863)	(8,518,694)	(18,521,590)
Net increase (decrease) in net assets resulting from capital share transactions	2,302,861	2,079,507	3,024,559	(380,879)
Net increase (decrease) in net assets	(3,116,105)	5,639,351	(10,906,853)	9,585,734

NET ASSETS:
Beginning of year or period	64,531,031	58,891,680	128,359,852	118,774,118
End of year or period	$61,414,926	$64,531,031	$117,452,999	$128,359,852

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Strategic Allocation Growth Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$567,268	$2,211,490
Net realized gain (loss)	(2,480,678)	12,476,120
Net change in unrealized appreciation (depreciation)	(6,571,234)	11,080,903
Increase (decrease) in net assets resulting from operations	(8,484,644)	25,768,513

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class I	(12,710,784)	(14,051,926)
Class S	(262,757)	(345,044)
Total distributions	(12,973,541)	(14,396,970)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,6192	5,355,708
Reinvestment of distributions	12,973,541	14,396,970
	15,593,253	19,752,678
Cost of shares redeemed	(7,206,434)	(14,427,445)
Net increase in net assets resulting from capital share transactions	8,386,819	5,325,233
Net increase (decrease) in net assets	(13,071,366)	16,696,776

NET ASSETS:
Beginning of year or period	133,956,928	117,260,152
End of year or period	$120,885,562	$133,956,928

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Strategic Allocation Conservative Portfolio
Class I
06-30-20+	13.02	0.12	•	(0.47)	(0.35)	0.33	0.45	—	0.78	—	11.89	(2.36)	0.41	0.25	0.25	1.91	58,234	49
12-31-19	12.34	0.33		1.41	1.74	0.36	0.70	—	1.06	—	13.02	14.82	0.30	0.26	0.26	2.53	60,959	74
12-31-18	13.51	0.29	•	(0.80)	(0.51)	0.36	0.30	—	0.66	—	12.34	(4.03)	0.31	0.26	0.26	2.26	56,221	60
12-31-17	12.54	0.29	•	1.01	1.30	0.33	—	—	0.33	—	13.51	10.53	0.30	0.24	0.24	2.27	64,354	33
12-31-16	12.23	0.29	•	0.39	0.68	0.37	—	—	0.37	—	12.54	5.69	0.30	0.22	0.22	2.34	71,020	76
12-31-15	12.64	0.30	•	(0.31)	(0.01)	0.40	—	—	0.40	—	12.23	(0.20)	0.29	0.19	0.19	2.38	74,645	29
Class S
06-30-20+	12.89	0.10	•	(0.45)	(0.35)	0.30	0.45	—	0.75	—	11.79	(2.39)	0.66	0.50	0.50	1.65	3,181	49
12-31-19	12.23	0.30	•	1.39	1.69	0.33	0.70	—	1.03	—	12.89	14.47	0.55	0.51	0.51	2.36	3,572	74
12-31-18	13.39	0.26	•	(0.80)	(0.54)	0.32	0.30	—	0.62	—	12.23	(4.25)	0.56	0.51	0.51	2.02	2,670	60
12-31-17	12.44	0.26	•	0.99	1.25	0.30	—	—	0.30	—	13.39	10.18	0.55	0.49	0.49	2.04	3,171	33
12-31-16	12.13	0.25	•	0.40	0.65	0.34	—	—	0.34	—	12.44	5.47	0.55	0.47	0.47	2.09	3,128	76
12-31-15	12.53	0.26		(0.30)	(0.04)	0.36	—	—	0.36	—	12.13	(0.40)	0.54	0.44	0.44	2.14	3,180	29
Voya Strategic Allocation Moderate Portfolio
Class I
06-30-20+	14.62	0.09	•	(0.74)	(0.65)	0.33	0.69	—	1.02	—	12.95	(4.02)	0.39	0.29	0.29	1.32	116,112	37
12-31-19	13.59	0.29	•	2.18	2.47	0.41	1.03	—	1.43	—	14.62	19.26	0.30	0.28	0.28	2.07	126,475	57
12-31-18	14.80	0.29	•	(1.16)	(0.87)	0.34	—	—	0.34	—	13.59	(6.05)	0.28	0.25	0.25	1.96	117,049	48
12-31-17	13.18	0.29		1.60	1.89	0.27	—	—	0.27	—	14.80	14.49	0.28	0.23	0.23	2.00	144,135	32
12-31-16	12.70	0.27		0.55	0.82	0.34	—	—	0.34	—	13.18	6.64	0.28	0.22	0.22	2.01	137,411	65
12-31-15	13.14	0.26	•	(0.32)	(0.06)	0.38	—	—	0.38	—	12.70	(0.57)	0.28	0.19	0.19	2.00	137,466	26
Class S
06-30-20+	14.52	0.07	•	(0.73)	(0.66)	0.28	0.69	—	0.97	—	12.89	(4.13)	0.64	0.54	0.54	1.05	1,341	37
12-31-19	13.50	0.26		2.16	2.42	0.37	1.03	—	1.39	—	14.52	18.94	0.55	0.53	0.53	1.81	1,885	57
12-31-18	14.71	0.25	•	(1.16)	(0.91)	0.30	—	—	0.30	—	13.50	(6.31)	0.53	0.50	0.50	1.69	1,725	48
12-31-17	13.09	0.26		1.59	1.85	0.23	—	—	0.23	—	14.71	14.29	0.53	0.48	0.48	1.75	2,379	32
12-31-16	12.62	0.22	•	0.56	0.78	0.31	—	—	0.31	—	13.09	6.32	0.53	0.47	0.47	1.73	2,194	65
12-31-15	13.07	0.23		(0.33)	(0.10)	0.35	—	—	0.35	—	12.62	(0.88)	0.53	0.44	0.44	1.76	2,261	26
Voya Strategic Allocation Growth Portfolio
Class I
06-30-20+	15.62	0.07	•	(1.18)	(1.11)	0.32	1.25	—	1.57	—	12.94	(6.31)	0.41	0.27	0.27	0.96	118,377	38
12-31-19	14.40	0.28		2.79	3.07	0.43	1.42	—	1.85	—	15.62	22.84	0.30	0.26	0.26	1.76	130,989	66
12-31-18	16.03	0.28	•	(1.58)	(1.30)	0.33	—	—	0.33	—	14.40	(8.32)	0.27	0.23	0.23	1.77	114,461	45
12-31-17	13.84	0.27	•	2.18	2.45	0.26	—	—	0.26	—	16.03	17.88	0.26	0.21	0.21	1.79	143,509	32
12-31-16	13.30	0.25		0.65	0.90	0.36	—	—	0.36	—	13.84	6.93	0.28	0.19	0.19	1.77	136,383	56
12-31-15	13.80	0.26	•	(0.40)	(0.14)	0.36	—	—	0.36	—	13.30	(1.19)	0.28	0.15	0.15	1.86	140,351	26
Class S
06-30-20+	15.46	0.05	•	(1.17)	(1.12)	0.27	1.25	—	1.52	—	12.82	(6.42)	0.66	0.52	0.52	0.72	2,509	38
12-31-19	14.27	0.22	•	2.77	2.99	0.38	1.42	—	1.80	—	15.46	22.49	0.55	0.51	0.51	1.45	2,968	66
12-31-18	15.88	0.24	•	(1.56)	(1.32)	0.29	—	—	0.29	—	14.27	(8.50)	0.52	0.48	0.48	1.53	2,799	45
12-31-17	13.72	0.22		2.17	2.39	0.23	—	—	0.23	—	15.88	17.57	0.51	0.46	0.46	1.55	3,490	32
12-31-16	13.19	0.19		0.66	0.85	0.32	—	—	0.32	—	13.72	6.63	0.53	0.44	0.44	1.51	2,825	56
12-31-15	13.69	0.22		(0.39)	(0.17)	0.33	—	—	0.33	—	13.19	(1.37)	0.53	0.40	0.40	1.61	2,654	26

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Strategic Allocation Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of Maryland on October 14, 1994. There are three active separate investment series (each a “Portfolio” and collectively the “Portfolios”) that comprise the Company: Voya Strategic Allocation Conservative Portfolio (“Strategic Allocation Conservative”), Voya Strategic Allocation Moderate Portfolio (“Strategic Allocation Moderate”), and Voya Strategic Allocation Growth Portfolio (“Strategic Allocation Growth”), each a diversified series of the Company. Each Portfolio currently seeks to achieve its investment objective by investing primarily in other investment companies (“Underlying Funds”) and each uses asset allocation strategies to determine how to invest in the Underlying Funds. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Class I and Class S. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The two classes differ principally in the applicable distribution and service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware

limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Directors (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

Each investment asset or liability of a Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing the Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B.  Securities Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.

C.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gain distributions, if any, are declared and paid annually by the Portfolios. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

D.  Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

E.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.  Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

G. Futures Contracts. The Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2020, the Portfolios used futures to enact tactical positions and to provide the Portfolios with greater liquidity. Strategic Allocation Moderate and Strategic Allocation Growth had purchased and sold futures contracts on various equity indices. Strategic Allocation Moderate and Strategic Allocation Growth also purchased and sold futures contracts on various U.S. Treasury Notes and Bonds. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended June 30, 2020, the below Portfolios had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables within the Portfolio of Investments for open futures contracts at June 30, 2020. Strategic Allocation Conservative did not enter into any futures contracts during the period ended June 30, 2020 .

	Purchased	Sold
Strategic Allocation Moderate	$6,324,965	$6,455,652
Strategic Allocation Growth	6,954,046	7,009,027

H.   Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore,

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS

For the six months ended June 30, 2020, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

	Purchases	Sales
Strategic Allocation Conservative	$29,968,873	$30,871,262
Strategic Allocation Moderate	43,081,422	48,953,282
Strategic Allocation Growth	45,854,256	51,230,305

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. The Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates: 0.18% of each Portfolio’s average daily net assets invested in affiliated Underlying Funds, 0.70% of each Portfolio’s average daily net assets invested in direct investments and 0.40% of each Portfolio’s average daily net assets invested in unaffiliated underlying funds and other investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class S shares of the Portfolios have a distribution plan (the “Plan”), whereby the Distributor is compensated by each Portfolio for expenses incurred in the distribution of each Portfolio’s Class S shares. Pursuant to the Plan, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s Class S shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plan, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2020, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
ReliaStar Life Insurance Company	Strategic Allocation Conservative	9.32%
	Strategic Allocation Moderate	12.70
	Strategic Allocation Growth	8.83
Voya Retirement Insurance and Annuity Company	Strategic Allocation Conservative	83.81
	Strategic Allocation Moderate	83.88
	Strategic Allocation Growth	86.43

Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

Effective January, 1, 2020, the Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2020, the per account fees for

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Strategic Allocation Conservative	$31,348
Strategic Allocation Moderate	54,967
Strategic Allocation Growth	65,023

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser entered into written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below:

Portfolio(1)(2)	Class I	Class S
Strategic Allocation Conservative	0.71%	0.96%
Strategic Allocation Moderate	0.75%	1.00%
Strategic Allocation Growth	0.77%	1.02%

(1)	These operating expense limits take into account operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.
(2)	Any fees waived pursuant to the Expense Limitation Agreement shall not be eligible for recoupment.

The Expense Limitation Agreement is contractual through May 1, 2021 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Strategic Allocation Conservative
Class I
6/30/2020	356,368	—	320,998	(463,446)	213,920	4,368,356	—	3,640,112	(5,611,077)	2,397,391
12/31/2019	639,501	—	384,501	(896,295)	127,707	8,101,618	—	4,621,699	(11,356,489)	1,366,828
Class S
6/30/2020	8,616	—	17,192	(32,925)	(7,117)	98,035	—	193,237	(385,802)	(94,530)
12/31/2019	99,689	—	18,581	(59,575)	58,695	1,245,566	—	221,487	(754,374)	712,679
Strategic Allocation Moderate
Class I
6/30/2020	191,339	—	696,492	(574,142)	313,689	2,598,336	—	8,476,314	(7,778,830)	3,295,820
12/31/2019	434,426	—	890,598	(1,289,578)	35,446	6,087,794	—	11,764,803	(18,251,720)	(399,123)
Class S
6/30/2020	26,883	—	7,741	(60,383)	(25,759)	374,782	—	93,821	(739,864)	(271,261)
12/31/2019	7,798	—	13,584	(19,429)	1,953	109,483	—	178,631	(269,870)	18,244
Strategic Allocation Growth
Class I
6/30/2020	184,635	—	1,060,115	(480,602)	764,148	2,538,981	—	12,710,784	(6,904,415)	8,345,350
12/31/2019	340,544	—	1,008,753	(911,353)	437,944	5,144,131	—	14,051,926	(13,783,744)	5,412,313
Class S
6/30/2020	5,863	—	22,118	(24,223)	3,758	80,731	—	262,757	(302,019)	41,469
12/31/2019	14,219	—	24,985	(43,423)	(4,219)	211,577	—	345,044	(643,701)	(87,080)

NOTE 9 — LINE OF CREDIT

Effective May 15, 2020, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through May 14, 2021. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 9 — LINE OF CREDIT (continued)

May 15, 2020, the predecessor line of credit was for an aggregate amount of $400,000,000 and paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through May 15, 2020.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the six months ended June 30, 2020:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Strategic Allocation Conservative	1	$1,172,000	2.54%
Strategic Allocation Growth	4	589,000	1.05

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, futures contracts, and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2019		Year Ended December 31, 2018
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Strategic Allocation Conservative	$1,758,640	$3,084,546	$1,700,043	$1,419,106
Strategic Allocation Moderate	3,402,547	8,540,887	3,152,463	—
Strategic Allocation Growth	3,310,012	11,086,958	2,831,401	—

The tax-basis components of distributable earnings as of December 31, 2019 were:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)
Strategic Allocation Conservative	$1,918,839	$1,917,849	$3,045,746
Strategic Allocation Moderate	3,051,646	5,526,093	10,455,828
Strategic Allocation Growth	2,793,236	10,189,991	11,582,928

At December 31, 2019, the Portfolios did not have any capital loss carryovers for U.S. federal income tax purposes.

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.

As of June 30, 2020, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 11 — LONDON INTERBANK OFFERED RATE
(“LIBOR”) (continued)

reference rates for other currencies have also been announced or have already begun publication.

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio.

NOTE 12 — LIQUIDITY

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Adviser, Voya Investments, LLC, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.

During the period covered by the liquidity report, December 1, 2018 through December 31, 2019, the Program supported the Portfolios’ ability to honor redemption requests timely and the Program

Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.

NOTE 13 — MARKET DISRUPTION

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the recent COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Portfolios. Any of these occurrences could disrupt the operations of a Portfolio and of the Portfolios’ service providers.

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENTS

The Portfolios have made a change in accounting principles and adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 introduces new fair value disclosure requirements as well as provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. The impact of the Portfolios adoption was limited to changes in the Portfolios financial statement disclosures regarding fair

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENTS (continued)

value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable. Upon evaluation, the Portfolios have concluded that the adoption of the new accounting principle does not materially impact the financial statement amounts.

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTE 15 — SUBSEQUENT EVENTS

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 14.6%
15,318	iShares 20+ Year Treasury Bond ETF	$2,511,080	4.1
36,351	iShares Core S&P Small-Cap ETF	2,482,410	4.1
20,597	Schwab U.S. TIPS ETF	1,236,232	2.0
27,362	Vanguard Value ETF	2,724,981	4.4

	Total Exchange-Traded Funds (Cost $8,615,584)	8,954,703	14.6

MUTUAL FUNDS: 85.3%
	Affiliated Investment Companies: 85.3%
258,445	Voya Global Bond Fund — Class R6	2,460,401	4.0
1,059,644	Voya High Yield Bond Fund — Class R6	7,915,538	12.9
1,163,890	Voya Intermediate Bond Fund — Class R6	12,372,155	20.1
59,031	Voya Large-Cap Growth Fund — Class R6	3,034,797	4.9
242,218	Voya Limited Maturity Bond Portfolio — Class I	2,470,623	4.0
41,932	Voya MidCap Opportunities Portfolio — Class I	608,439	1.0
77,520	Voya Multi-Manager Emerging Markets Equity Fund — Class I	910,088	1.5
71,344	Voya Multi-Manager International Equity Fund — Class I	757,669	1.2
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
193,216	Voya Multi-Manager International Factors Fund — Class I	$1,667,457	2.7
77,089	Voya Multi-Manager Mid Cap Value Fund — Class I	609,003	1.0
128,054	Voya Strategic Income Opportunities Fund — Class R6	1,233,155	2.0
380,041	Voya U.S. Bond Index Portfolio — Class I	4,336,269	7.1
304,795	Voya U.S. High Dividend Low Volatility Fund — Class R6	3,380,176	5.5
648,546	Voya U.S. Stock Index Portfolio — Class I	10,668,576	17.4
	Total Mutual Funds (Cost $49,018,568)	52,424,346	85.3

	Total Investments in Securities (Cost $57,634,152)	$61,379,049	99.9
	Assets in Excess of Other Liabilities	35,877	0.1
	Net Assets	$61,414,926	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,954,703	$—	$—	$8,954,703
Mutual Funds	52,424,346	—	—	52,424,346
Total Investments, at fair value	$61,379,049	$—	$—	$61,379,049

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund — Class I	$3,241,151	$402,938	$(3,711,595)	$67,506	$—	$51,704	$(464,147)	$—
Voya Global Bond Fund — Class R6	2,567,714	227,408	(308,241)	(26,480)	2,460,401	58,346	(3,765)	—
Voya High Yield Bond Fund — Class R6	3,898,622	4,696,047	(600,049)	(79,082)	7,915,538	145,128	(34,820)	—
Voya Intermediate Bond Fund — Class R6	9,563,658	4,423,354	(1,918,066)	303,209	12,372,155	185,480	3,389	—
Voya Large Cap Value Portfolio — Class I	3,916,299	712,617	(3,645,458)	(983,458)	—	—	345,381	—
Voya Large-Cap Growth Fund — Class R6	3,274,381	209,034	(645,297)	196,679	3,034,797	—	(11,225)	—
Voya Limited Maturity Bond Portfolio — Class I	4,460,609	373,100	(2,334,895)	(28,191)	2,470,623	39,306	28,779	—
Voya MidCap Opportunities Portfolio — Class I	644,203	63,042	(122,199)	23,393	608,439	831	3,107	—
Voya Multi-Manager Emerging Markets Equity Fund — Class I	2,002,473	319,209	(1,329,381)	(82,213)	910,088	—	(194,656)	—
Voya Multi-Manager International Equity Fund — Class I	—	731,172	(110,621)	137,118	757,669	—	11,795	—
Voya Multi-Manager International Factors Fund — Class I	2,949,858	699,491	(1,981,521)	(371)	1,667,457	—	(351,320)	—
Voya Multi-Manager Mid Cap Value Fund — Class I	647,661	170,614	(118,573)	(90,699)	609,003	—	(26,558)	—
Voya Small Company Portfolio — Class I	1,307,157	322,689	(1,650,368)	20,522	—	—	(323,957)	—
Voya Strategic Income Opportunities Fund Class R6	3,205,606	336,719	(2,232,663)	(76,507)	1,233,155	47,149	(105,636)	—
Voya U.S. Bond Index Portfolio — Class I	4,442,959	635,514	(908,040)	165,836	4,336,269	56,536	30,795	—
Voya U.S. High Dividend Low Volatility Fund — Class R6	3,575,507	645,988	(468,641)	(372,678)	3,380,176	27,847	(40,211)	—
Voya U.S. Stock Index Portfolio — Class I	7,216,408	8,037,003	(4,747,640)	162,805	10,668,576	—	(590,375)	—
	$56,914,266	$23,005,939	$(26,833,248)	$(662,611)	$52,424,346	$612,327	$(1,723,424)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $58,823,660.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$3,915,489
Gross Unrealized Depreciation	(1,360,100)
Net Unrealized Appreciation	$2,555,389

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 9.3%
14,507	iShares 20+ Year Treasury Bond ETF	$2,378,133	2.0
86,377	Vanguard Value ETF	8,602,285	7.3
	Total Exchange-Traded Funds (Cost $11,624,604)	10,980,418	9.3

MUTUAL FUNDS: 89.4%
	Affiliated Investment Companies: 89.4%
1,236,194	Voya High Yield Bond Fund — Class R6	9,234,370	7.8
1,765,775	Voya Intermediate Bond Fund — Class R6	18,770,190	16.0
145,564	Voya Large-Cap Growth Fund — Class R6	7,483,434	6.4
229,818	Voya Limited Maturity Bond Portfolio — Class I	2,344,148	2.0
159,200	Voya MidCap Opportunities Portfolio — Class I	2,309,990	2.0
392,446	Voya Multi-Manager Emerging Markets Equity Fund — Class I	4,607,316	3.9
541,795	Voya Multi-Manager International Equity Fund — Class I	5,753,858	4.9
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
399,953	Voya Multi-Manager International Factors Fund — Class I	$3,451,596	2.9
292,649	Voya Multi-Manager Mid Cap Value Fund — Class I	2,311,924	2.0
485,173	Voya Strategic Income Opportunities Fund — Class R6	4,672,218	4.0
411,668	Voya U.S. Bond Index Portfolio — Class I	4,697,134	4.0
315,211	Voya U.S. High Dividend Low Volatility Fund — Class R6	3,495,691	3.0
2,179,926	Voya U.S. Stock Index Portfolio — Class I	35,859,789	30.5
	Total Mutual Funds (Cost $97,935,725)	104,991,658	89.4
	Total Investments in Securities (Cost $109,560,329)	$115,972,076	98.7
	Assets in Excess of Other Liabilities	1,480,923	1.3
	Net Assets	$117,452,999	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$10,980,418	$—	$—	$10,980,418
Mutual Funds	104,991,658	—	—	104,991,658
Total Investments, at fair value	$115,972,076	$—	$—	$115,972,076
Other Financial Instruments+
Futures	104,892	—	—	104,892
Total Assets	$116,076,968	$—	$—	$116,076,968
Liabilities Table
Other Financial Instruments+
Futures	$(38,200)	$—	$—	$(38,200)
Total Liabilities	$(38,200)	$—	$—	$(38,200)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund — Class I	$3,838,365	$293,963	$(4,221,503)	$89,175	$—	$59,569	$(547,611)	$—
Voya High Yield Bond Fund — Class R6	5,130,012	4,936,213	(708,833)	(123,022)	9,234,370	178,909	(31,210)	—
Voya Index Plus LargeCap Portfolio — Class I	3,865,795	191,734	(3,229,175)	(828,354)	—	—	314,802	—
Voya Intermediate Bond Fund — Class R6	15,045,296	6,145,917	(2,848,406)	427,383	18,770,190	285,056	48,543	—
Voya Large Cap Value Portfolio — Class I	5,133,127	847,631	(4,056,905)	(1,923,853)	—	—	1,075,381	—
Voya Large-Cap Growth Fund — Class R6	8,380,601	283,460	(1,643,927)	463,300	7,483,434	—	(52,586)	—
Voya Limited Maturity Bond Portfolio — Class I	6,288,484	197,817	(4,112,915)	(29,238)	2,344,148	49,430	14,712	—
Voya MidCap Opportunities Portfolio — Class I	2,542,701	65,018	(317,839)	20,110	2,309,990	3,102	64,898	—
Voya Multi-Manager Emerging Markets Equity Fund — Class I	5,270,809	511,278	(854,795)	(319,976)	4,607,316	—	(122,589)	—
Voya Multi-Manager International Equity Fund — Class I	4,875,144	2,011,742	(866,869)	(266,159)	5,753,858	—	(69,462)	—
Voya Multi-Manager International Factors Fund — Class I	4,823,579	400,432	(1,439,570)	(332,845)	3,451,596	—	(267,013)	—
Voya Multi-Manager Mid Cap Value Fund — Class I	2,556,480	460,526	(320,280)	(384,802)	2,311,924	—	(82,002)	—
Voya Small Company Portfolio — Class I	3,210,189	545,228	(3,145,354)	(610,063)	—	—	(129,814)	—
Voya Strategic Income Opportunities Fund Class R6	5,061,594	426,240	(523,899)	(291,717)	4,672,218	93,306	(14,021)	—
Voya U.S. Bond Index Portfolio — Class I	5,015,723	585,166	(1,067,985)	164,230	4,697,134	61,646	50,811	—
Voya U.S. High Dividend Low Volatility Fund — Class R6	9,607,141	876,004	(6,250,701)	(736,753)	3,495,691	70,927	(561,564)	—
Voya U.S. Stock Index Portfolio — Class I	19,421,396	18,185,837	(2,657,139)	909,695	35,859,789	—	(140,644)	—
	$110,066,436	$36,964,206	$(38,266,095)	$(3,772,889)	$104,991,658	$801,945	$(449,369)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

At June 30, 2020, the following futures contracts were outstanding for Voya Strategic Allocation Moderate Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	65	09/18/20	$4,672,200	$62,699
S&P 500® E-Mini	11	09/18/20	1,699,610	15,462
U.S. Treasury Ultra Long Bond	11	09/21/20	2,399,719	(18,941)
			$8,771,529	$59,220
Short Contracts:
Mini MSCI EAFE Index	(26)	09/18/20	(2,311,920)	26,731
Mini MSCI Emerging Markets Index	(35)	09/18/20	(1,724,975)	(7,155)
U.S. Treasury 10-Year Note	(17)	09/21/20	(2,365,922)	(11,686)
U.S. Treasury 2-Year Note	(11)	09/30/20	(2,429,110)	(418)
			$(8,831,927)	$7,472

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2020 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$104,892
Total Asset Derivatives		$104,892
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$7,155
Interest rate contracts	Net Assets — Unrealized depreciation*	31,045
Total Liability Derivatives		$38,200

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2020 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(402,396)
Interest rate contracts	209,757
Total	$(192,639)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$150,145
Interest rate contracts	22,946
Total	$173,091

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $111,240,734.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$7,824,243
Gross Unrealized Depreciation	(3,026,208)
Net Unrealized Appreciation	$4,798,035

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 9.8%
118,502	Vanguard Value ETF	$11,801,614	9.8
	Total Exchange-Traded Funds
	(Cost $12,719,065)	11,801,614	9.8

MUTUAL FUNDS: 88.7%
	Affiliated Investment Companies: 88.7%
954,435	Voya High Yield Bond Fund — Class R6	7,129,633	5.9
1,250,008	Voya Intermediate Bond Fund — Class R6	13,287,582	11.0
115,310	Voya Large-Cap Growth Fund — Class R6	5,928,111	4.9
328,019	Voya MidCap Opportunities Portfolio — Class I	4,759,553	3.9
504,983	Voya Multi-Manager Emerging Markets Equity Fund — Class I	5,928,499	4.9
1,004,245	Voya Multi-Manager International Equity Fund — Class I	10,665,077	8.8
548,976	Voya Multi-Manager International Factors Fund — Class I	4,737,663	3.9
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
602,924	Voya Multi-Manager Mid Cap Value Fund — Class I	$4,763,100	3.9
261,109	Voya Small Company Portfolio — Class I	3,595,469	3.0
249,717	Voya Strategic Income Opportunities Fund — Class R6	2,404,779	2.0
2,679,524	Voya U.S. Stock Index Portfolio — Class I	44,078,169	36.5
	Total Mutual Funds
	(Cost $99,771,622)	107,277,635	88.7
	Total Investments in Securities (Cost $112,490,687)	$119,079,249	98.5
	Assets in Excess of Other Liabilities	1,806,313	1.5
	Net Assets	$120,885,562	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$11,801,614	$—	$—	$11,801,614
Mutual Funds	107,277,635	—	—	107,277,635
Total Investments, at fair value	$119,079,249	$—	$—	$119,079,249
Other Financial Instruments+
Futures	140,070	—	—	140,070
Total Assets	$119,219,319	$—	$—	$119,219,319
Liabilities Table
Other Financial Instruments+
Futures	$(42,976)	$—	$—	$(42,976)
Total Liabilities	$(42,976)	$—	$—	$(42,976)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund — Class I	$3,987,989	$267,634	$(4,351,745)	$96,122	$—	$60,713	$(563,948)	$—
Voya High Yield Bond Fund — Class R6	2,664,934	4,806,138	(371,280)	29,841	7,129,633	113,013	(15,405)	—
Voya Index Plus LargeCap Portfolio — Class I	5,355,431	154,385	(4,397,848)	(1,111,968)	—	—	404,250	—
Voya Intermediate Bond Fund — Class R6	10,427,029	4,918,440	(2,357,115)	299,228	13,287,582	196,753	37,201	—
Voya Large Cap Value Portfolio — Class I	3,331,737	650,260	(2,764,264)	(1,217,733)	—	—	724,045	—
Voya Large-Cap Growth Fund — Class R6	6,702,502	222,573	(1,365,068)	368,104	5,928,111	—	(49,479)	—
Voya Limited Maturity Bond Portfolio — Class I	2,613,625	34,760	(2,616,923)	(31,462)	—	15,345	3,887	—
Voya MidCap Opportunities Portfolio — Class I	5,283,698	91,538	(847,635)	231,952	4,759,553	6,195	(69,925)	—
Voya Multi-Manager Emerging Markets Equity Fund — Class I	6,844,207	470,191	(925,342)	(460,557)	5,928,499	—	(121,510)	—
Voya Multi-Manager International Equity Fund — Class I	16,223,124	869,182	(5,044,351)	(1,382,878)	10,665,077	—	(705,099)	—
Voya Multi-Manager International Factors Fund — Class I	—	4,511,994	(186,074)	411,743	4,737,663	—	9,912	—
Voya Multi-Manager Mid Cap Value Fund — Class I	5,312,320	789,217	(535,563)	(802,874)	4,763,100	—	(165,359)	—
Voya Small Company Portfolio — Class I	3,999,699	843,450	(587,641)	(660,039)	3,595,469	22,711	(44,460)	67,801
Voya Strategic Income Opportunities Fund Class R6	2,629,538	238,995	(314,130)	(149,624)	2,404,779	47,458	(5,844)	—
Voya U.S. High Dividend Low Volatility Fund — Class R6	9,983,929	456,389	(9,865,268)	(575,050)	—	70,835	(888,678)	—
Voya U.S. Stock Index Portfolio — Class I	23,533,702	22,224,344	(2,762,147)	1,082,270	44,078,169	—	(169,373)	—
	$108,893,464	$41,549,490	$(39,292,394)	$(3,872,925)	$107,277,635	$533,023	$(1,619,785)	$67,801

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

At June 30, 2020, the following futures contracts were outstanding for Voya Strategic Allocation Growth Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	84	09/18/20	$6,037,920	$81,026
S&P 500® E-Mini	12	09/18/20	1,854,120	17,920
U.S. Treasury Ultra Long Bond	11	09/21/20	2,399,719	(18,940)
			$10,291,759	$80,006
Short Contracts:
Mini MSCI EAFE Index	(40)	09/18/20	(3,556,800)	41,124
Mini MSCI Emerging Markets Index	(36)	09/18/20	(1,774,260)	(7,359)
U.S. Treasury 10-Year Note	(35)	09/21/20	(4,871,016)	(16,677)
			$(10,202,076)	$17,088

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2020 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$140,070
Total Asset Derivatives		$140,070

Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$7,359
Interest rate contracts	Net Assets — Unrealized depreciation*	35,617
Total Liability Derivatives		$42,976

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2020 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(422,748)
Interest rate contracts	222,510
Total	$(200,238)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$186,806
Interest rate contracts	24,218
Total	$211,024

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $114,153,978.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$8,694,251
Gross Unrealized Depreciation	(3,671,886)
Net Unrealized Appreciation	$5,022,365

See Accompanying Notes to Financial Statements

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Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com
VPSAR-SAIS (0620-081720)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Strategic Allocation Portfolios, Inc.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 8, 2020

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 8, 2020